Other Non-current Liabilities (Schedule of Change in Carrying Value of Liability - Post Retirement Benefit Liabilities) (Details) - Post-retirement Benefit [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Liability, beginning balance	$ 330	$ 377
Current service and net interest cost	122	153
Employer contributions in the year	(122)	(153)
Re-measurement of actuarial liability	(70)	(99)
Foreign currency translation	(13)	52
Liabilities arising from financing activities at end of period	$ 247	$ 330